Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.4%
BAE Systems PLC	300,387	$ 8,503,755
Safran SA	12,583	4,944,883
		$ 13,448,638
Automobiles — 0.8%
Tesla, Inc.(1)	13,610	$ 4,235,568
		$ 4,235,568
Banks — 10.4%
Banco Santander SA	622,088	$ 8,847,503
Bank Polska Kasa Opieki SA	110,750	7,300,062
Barclays PLC	1,075,222	7,390,579
BNP Paribas SA	43,942	5,583,648
Citigroup, Inc.	7,970	1,055,626
Grupo Financiero Banorte SAB de CV, Class O	356,494	4,109,268
HDFC Bank Ltd.	371,033	2,905,858
Huntington Bancshares, Inc.(2)	307,974	5,247,877
NatWest Group PLC	455,868	4,300,036
Societe Generale SA	93,447	8,783,704
Truist Financial Corp.	58,279	3,021,183
		$ 58,545,344
Beverages — 0.2%
Diageo PLC	57,454	$ 1,262,169
		$ 1,262,169
Broadline Retail — 4.0%
Amazon.com, Inc.(1)(2)	72,891	$ 19,795,738
MercadoLibre, Inc.(1)	1,297	2,435,701
		$ 22,231,439
Building Products — 0.6%
Trane Technologies PLC	7,696	$ 3,501,295
		$ 3,501,295
Capital Markets — 1.8%
Charles Schwab Corp.	45,800	$ 4,819,992
Japan Exchange Group, Inc.	200,616	2,729,000
London Stock Exchange Group PLC	22,150	2,491,710
		$ 10,040,702
Security	Shares	Value
Consumer Finance — 0.8%
Capital One Financial Corp.	21,704	$ 4,536,353
		$ 4,536,353
Consumer Staples Distribution & Retail — 0.9%
U.S. Foods Holding Corp.(1)(2)	48,459	$ 4,874,491
		$ 4,874,491
Electric Utilities — 2.7%
Iberdrola SA	163,680	$ 3,887,987
NextEra Energy, Inc.(2)	51,687	4,492,634
SSE PLC	209,632	6,622,996
		$ 15,003,617
Electrical Equipment — 1.8%
AMETEK, Inc.	24,074	$ 5,818,927
Schneider Electric SE	12,160	4,085,581
		$ 9,904,508
Electronic Equipment, Instruments & Components — 4.3%
CDW Corp.	40,451	$ 5,979,062
Halma PLC	66,407	3,172,739
Keyence Corp.	13,271	6,656,556
Zebra Technologies Corp., Class A(1)(2)	27,708	8,141,165
		$ 23,949,522
Energy Equipment & Services — 0.0%†
Baker Hughes Co.	2,911	$ 176,086
		$ 176,086
Entertainment — 0.8%
Walt Disney Co.	44,298	$ 4,261,025
		$ 4,261,025
Financial Services — 3.2%
Edenred SE	68,984	$ 2,271,282
Global Payments, Inc.	52,666	4,428,157
Visa, Inc., Class A	21,209	7,765,251
Voya Financial, Inc.(2)	38,334	3,811,550
		$ 18,276,240
Food Products — 1.7%
Nestle SA	97,913	$ 9,786,500
		$ 9,786,500

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	52,151	$ 5,512,361
Coloplast AS, Class B	12,967	857,504
Intuitive Surgical, Inc.(1)(2)	9,167	3,238,976
Medline, Inc., Class A(1)	2,645	103,895
Straumann Holding AG	22,992	2,847,334
		$ 12,560,070
Health Care REITs — 0.6%
Healthpeak Properties, Inc.	157,300	$ 3,433,859
		$ 3,433,859
Hotels, Restaurants & Leisure — 5.0%
Amadeus IT Group SA	82,417	$ 5,086,528
Aramark(3)	112,670	6,418,810
Compass Group PLC	275,096	8,735,908
InterContinental Hotels Group PLC	25,285	4,088,764
Marriott International, Inc., Class A(2)	10,430	3,888,617
		$ 28,218,627
Household Products — 0.5%
Reckitt Benckiser Group PLC	37,860	$ 2,672,059
		$ 2,672,059
Insurance — 4.1%
AIA Group Ltd.	320,379	$ 3,229,705
Allstate Corp.	9,735	2,570,819
American International Group, Inc.	71,917	5,651,238
Assurant, Inc.	10,918	3,048,196
AXA SA	90,547	4,693,015
Prudential PLC	270,413	4,063,915
		$ 23,256,888
Interactive Media & Services — 6.5%
Alphabet, Inc., Class C(2)	102,601	$ 36,592,647
		$ 36,592,647
Life Sciences Tools & Services — 0.8%
Danaher Corp.	23,659	$ 4,613,032
		$ 4,613,032
Machinery — 2.3%
IDEX Corp.	30,754	$ 7,087,259
Ingersoll Rand, Inc.	18,845	1,571,296
Parker-Hannifin Corp.(2)	4,636	4,527,193
		$ 13,185,748
Security	Shares	Value
Metals & Mining — 0.8%
Anglo American PLC	87,724	$ 4,440,721
		$ 4,440,721
Multi-Utilities — 0.4%
Ameren Corp.	22,583	$ 2,475,323
		$ 2,475,323
Oil, Gas & Consumable Fuels — 4.0%
ConocoPhillips(2)	51,055	$ 6,151,106
EOG Resources, Inc.(2)	38,276	5,691,259
ExxonMobil Holdings Corp.(2)	44,299	6,885,837
Occidental Petroleum Corp.	66,447	3,792,130
		$ 22,520,332
Personal Care Products — 0.7%
L'Oreal Prime De Fidelite(1)	3,480	$ 1,549,975
L'Oreal SA	5,268	2,346,342
		$ 3,896,317
Pharmaceuticals — 4.5%
AstraZeneca PLC	50,895	$ 8,657,764
Eli Lilly & Co.	6,797	7,808,666
Merck & Co., Inc.(2)	46,882	6,104,036
Zoetis, Inc.	38,839	3,001,866
		$ 25,572,332
Professional Services — 2.9%
Intertek Group PLC	25,123	$ 1,984,294
Recruit Holdings Co. Ltd.	110,668	8,751,716
RELX PLC	131,954	4,641,079
Verisk Analytics, Inc.	5,713	1,113,178
		$ 16,490,267
Residential REITs — 1.1%
Equity LifeStyle Properties, Inc.(2)	33,519	$ 2,181,081
Invitation Homes, Inc.	126,344	3,754,944
		$ 5,936,025
Semiconductors & Semiconductor Equipment — 17.1%
ASML Holding NV	7,682	$ 12,659,513
Broadcom, Inc.(2)	20,899	8,135,563
Infineon Technologies AG	69,866	5,013,831
Microchip Technology, Inc.(2)	56,797	4,219,449
Micron Technology, Inc.	29,919	24,624,234
NVIDIA Corp.(2)	139,973	28,099,580

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,544	$ 5,879,412
Tokyo Electron Ltd.	23,707	7,926,128
		$ 96,557,710
Software — 5.2%
Autodesk, Inc.(1)	16,915	$ 3,961,493
Intuit, Inc.	7,622	2,409,085
Microsoft Corp.(2)	49,043	22,791,263
		$ 29,161,841
Specialty Retail — 0.6%
TJX Cos., Inc.	21,619	$ 3,401,533
		$ 3,401,533
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	45,692	$ 14,114,716
		$ 14,114,716
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA, Class A	19,241	$ 4,547,451
LVMH Moet Hennessy Louis Vuitton SE	8,368	4,595,162
		$ 9,142,613
Trading Companies & Distributors — 0.5%
IMCD NV	27,295	$ 2,990,328
		$ 2,990,328
Total Common Stocks (identified cost $331,851,501)		$565,266,485

Corporate Bonds — 15.2%

Security	Principal Amount (000's omitted)	Value
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(4)(5)	800	$ 867,458
Banco de Credito e Inversiones SA, 8.75% to 5/8/29(4)(5)(6)	600	632,796
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	1,480	1,469,300
7.625% to 1/10/28(4)(5)(6)	380	380,715
8.375% to 5/20/31(4)(5)(6)	375	381,094
Banco Santander SA, 9.625% to 5/21/33(4)(5)	2,200	2,568,113
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp., Series OO, 6.625% to 5/1/30(4)(5)	1,370	$ 1,399,426
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	2,723	2,825,989
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(5)	2,697	2,830,485
Barclays PLC:
8.00% to 3/15/29(4)(5)	900	947,397
9.625% to 12/15/29(4)(5)	1,500	1,656,891
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(5)(6)	400	428,967
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	462	422,463
7.75% to 8/16/29(4)(5)(6)	945	986,420
8.00% to 8/22/31(4)(5)(6)	670	711,168
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	2,330	2,361,005
Citigroup, Inc.:
6.625% to 2/15/31(4)(5)	960	964,996
6.875% to 8/15/30(4)(5)	475	479,904
6.95% to 2/15/30(4)(5)	1,440	1,453,720
CoBank ACB, 7.25% to 7/1/29(4)(5)	925	933,365
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	1,525	1,424,973
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	1,425	1,419,608
ING Groep NV, 7.25% to 11/16/34(4)(5)(7)	1,750	1,819,280
NatWest Group PLC, 8.125% to 11/10/33(4)(5)	1,339	1,457,834
Nordea Bank Abp, 6.75% to 11/10/33(4)(5)(6)	1,860	1,855,242
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	925	931,985
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(5)	475	461,453
7.50% to 5/2/29, 5/2/84(5)	1,790	1,849,739
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	2,031	1,933,579
8.50% to 3/25/34(4)(5)(6)	545	591,765
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	920	945,209
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	1,425	1,422,238
Svenska Handelsbanken AB, 4.75% to 3/1/31(4)(5)(7)	1,000	945,428
Swedbank AB, 7.75% to 3/17/30(4)(5)(7)	1,800	1,888,290
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	2,940	3,031,172
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,239	1,229,128
UBS Group AG:
6.85% to 9/10/29(4)(5)(6)	1,750	1,785,809
9.25% to 11/13/33(4)(5)(6)	1,080	1,238,351

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Banks (continued)
Wells Fargo & Co., 6.85% to 9/15/29(4)(5)		905	$ 932,211
			$ 51,864,966
Capital Markets — 0.4%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)		2,780	$ 2,569,155
			$ 2,569,155
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(4)(5)(6)		883	$ 912,360
			$ 912,360
Diversified Financial Services — 1.0%
American AgCredit Corp., Series A, 8.746% to 9/15/26(4)(5)(6)		2,651	$ 2,650,655
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)		950	920,427
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(4)(5)		975	1,011,287
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(5)		500	525,169
Marex U.K. Holdings Ltd., 7.70% to 6/9/32(4)(5)(7)		500	499,265
			$ 5,606,803
Electric Utilities — 0.9%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(5)		475	$ 466,766
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(5)		225	222,856
Series C, 4.35% to 1/15/27(4)(5)		425	423,075
Duke Energy Corp., 6.45% to 6/1/34, 9/1/54(5)		940	963,229
NextEra Energy Capital Holdings, Inc.:
4.75% to 11/26/35, 2/26/56(5)	EUR	425	475,073
6.375% to 5/15/30, 8/15/55(5)		454	456,100
Series CC, 6.625% to 7/4/46, 10/1/66(5)		675	657,748
Sempra, 4.125% to 1/1/27, 4/1/52(5)		975	968,049
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(5)		465	456,259
			$ 5,089,155
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(4)(6)		2,085	$ 2,085,000
			$ 2,085,000
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)		1,439	$ 1,426,318
			$ 1,426,318
Security	Principal Amount (000's omitted)	Value
Insurance — 1.6%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(5)	564	$ 543,019
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	447	421,502
Corebridge Financial, Inc., 6.875% to 12/1/30(4)(5)	445	456,783
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(5)	914	928,587
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(5)(6)	1,817	1,819,856
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(6)	2,897	2,877,853
Lincoln National Corp., 6.80% to 4/15/36, 7/15/56(5)	1,000	988,934
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(5)(6)	875	902,043
		$ 8,938,577
Pipelines — 0.7%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	2,218	$ 2,334,824
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(5)	1,425	1,424,664
		$ 3,759,488
Telecommunications — 0.6%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(5)	1,350	$ 1,362,201
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(5)	1,920	1,896,576
7.00% to 7/15/35, 10/15/55(5)	10	10,085
		$ 3,268,862
Total Corporate Bonds (identified cost $83,708,557)		$ 85,520,684

Preferred Stocks — 1.3%

Security	Shares	Value
Banks — 0.3%
Citigroup, Inc., Series II, 6.25%(1)	20,000	$ 491,400
Citizens Financial Group, Inc., Series H, 7.375%	6,337	163,621
KeyCorp, Series H, 6.20% to 12/15/27(5)	38,989	989,151
		$ 1,644,172
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,448,617
		$ 1,448,617

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 690,200
		$ 690,200
Insurance — 0.4%
American National Group, Inc., 7.375%	35,700	$ 849,660
Aspen Insurance Holdings Ltd., 7.00%	58,441	1,389,727
		$ 2,239,387
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	59,866	$ 1,380,510
		$ 1,380,510
Total Preferred Stocks (identified cost $8,025,044)		$ 7,402,886

Miscellaneous — 0.0%

Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(8)	$449,273	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(9)	1,298,135	$ 1,298,135
Total Short-Term Investments (identified cost $1,298,135)		$ 1,298,135
Total Investments — 117.0%(10) (identified cost $424,883,237)		$659,488,190
Other Assets, Less Liabilities — (17.0)%		$(95,866,507)
Net Assets — 100.0%		$563,621,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)
All or a portion of this security was on loan at July 31, 2026 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2026 was $90,189,159 and the total market value of the collateral received by the Fund was $90,510,417, comprised of cash.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $24,065,436 or 4.3% of the Fund's net assets.

(7)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $5,152,263 or 0.9% of the Fund's net assets.

(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.5%	$392,388,466
United Kingdom	10.1	66,421,448
France	6.0	39,413,406
Japan	4.3	28,387,681
Canada	3.5	23,425,138
Spain	3.2	21,257,589
Switzerland	3.1	20,205,445
Netherlands	2.6	17,469,121
Mexico	1.2	7,681,704
Poland	1.1	7,300,062
Hong Kong	1.1	7,293,620
Taiwan	0.9	5,879,412
Germany	0.8	5,013,831
South Africa	0.7	4,440,721
India	0.4	2,905,858
Sweden	0.4	2,833,718
Brazil	0.4	2,435,701
Finland	0.3	1,855,242
Bermuda	0.2	1,389,727
Denmark	0.1	857,504
Chile	0.1	632,796
Total Investments	100.0%	$659,488,190

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	483,830	EUR	416,492	Goldman Sachs International	9/16/26	$2,736	$ —
						$2,736	$—

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini PHLX Semiconductor Sector Index	(30)	Short	9/18/26	$(8,529,001)	$2,109,356
					$2,109,356

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended July 31, 2026, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,298,135, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,986,784	$170,235,215	$(173,923,864)	$ —	$ —	$1,298,135	$122,843	1,298,135

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$40,853,672	$ —	$ —	$40,853,672
Consumer Discretionary	40,175,967	27,053,813	—	67,229,780
Consumer Staples	4,874,491	17,617,045	—	22,491,536
Energy	22,696,418	—	—	22,696,418
Financials	50,065,510	64,590,017	—	114,655,527
Health Care	30,382,832	12,362,602	—	42,745,434
Industrials	23,619,148	35,901,636	—	59,520,784

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Information Technology	$128,355,022	$35,428,767	$ —	$163,783,789
Materials	—	4,440,721	—	4,440,721
Real Estate	9,369,884	—	—	9,369,884
Utilities	6,967,957	10,510,983	—	17,478,940
Total Common Stocks	$357,360,901	$207,905,584 **	$ —	$565,266,485
Corporate Bonds	$ —	$85,520,684	$ —	$85,520,684
Preferred Stocks:
Communication Services	1,380,510	—	—	1,380,510
Financials	5,332,176	—	—	5,332,176
Utilities	690,200	—	—	690,200
Total Preferred Stocks	$7,402,886	$ —	$ —	$7,402,886
Miscellaneous	$ —	$ —	$0	$0
Short-Term Investments	1,298,135	—	—	1,298,135
Total Investments	$366,061,922	$293,426,268	$0	$659,488,190
Forward Foreign Currency Exchange Contracts	$ —	$2,736	$ —	$2,736
Futures Contracts	2,109,356	—	—	2,109,356
Total	$368,171,278	$293,429,004	$0	$661,600,282

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
Investment Valuation - Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.